Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Property and Equipment [Abstract]
Schedule of property plant and equipment
	December 31, 2016	March 31, 2016
Production equipment	$51,304	$51,304
Computer equipment	42,078	23,125
Total property and equipment	93,382	74,429

Accumulated depreciation	(29,903)	(11,860)
Property and equipment, net	$63,479	$62,569

	Years Ended March 31,
	2016	2015 (Restated)
Production equipment	$51,304	$—
Computer equipment	23,125	16,416
Total property and equipment	74,429	16,416

Accumulated depreciation	(11,860)	(5,524)
Property and equipment, net	$62,569	$10,892